TRANSAMERICA PARTNERS FUNDS GROUP

and

TRANSAMERICA PARTNERS FUNDS GROUP II

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information,

each dated May 1, 2016, as supplemented

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Transamerica Partners Balanced

Transamerica Partners Institutional Balanced

Effective immediately, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for each of Transamerica Partners Balanced and Transamerica Partners Institutional Balanced (the “Funds”) relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Aegon USA Investment Management, LLC continues to manage the fixed-income component of the funds. Transamerica Asset Management, Inc. continues to serve as the funds’ investment manager.

Management:

Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Aegon USA Investment Management, LLC

Portfolio Managers:
Brian W. Westhoff, CFA	Portfolio Manager	since 2014
Doug Weih, CFA	Portfolio Manager	since 2014
Matthew Q. Buchanan, CFA	Portfolio Manager	since 2015
Bradley D. Doyle, CFA	Portfolio Manager	since 2015
Tyler A. Knight, CFA	Portfolio Manager	since 2015

Sub-Adviser: J.P. Morgan Investment Management Inc.

Portfolio Managers:
Steven G. Lee	Portfolio Manager	since 2014
Tim Snyder, CFA	Portfolio Manager	since 2013
Raffaele Zingone, CFA	Portfolio Manager	since 2010

Effective immediately, the following replaces the information in each Prospectus relating to the Funds under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Portfolio Manager with Transamerica Investment Management, LLC from 2005 – 2011

Doug Weih, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2003; Director of Public Securitized Bonds since 2009

Matthew Q. Buchanan, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2012; Co-Head of Investment Grade Credit; Bond Trader, Logan Circle Partners 2007-2012

Bradley D. Doyle, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2004; Co-Head of Investment Grade Credit

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the fund since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008

Steven G. Lee	J.P. Morgan Investment Management Inc.	Portfolio Manager of the fund since 2014; Employee of J.P. Morgan Investment Management Inc. since 2004; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team

Tim Snyder, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the fund since 2013;

Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.

Portfolio Manager of the fund since 2010;

Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Effective immediately, the following replaces any contrary information in Appendix B to the Statement of Additional Information under the heading “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica Partners Balanced Portfolio

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Steven G. Lee**	7	$3.95 billion	1	$18.94 million	2	$819 million
Tim Snyder, CFA**	15	$13.32 billion	3	$1.98 billion	12	$9.34 billion
Raffaele Zingone, CFA**	20	$14.33 billion	5	$1.94 billion	19	$11.71 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Steven G. Lee**	0	$0	0	$0	1	$633 million
Tim Snyder, CFA**	0	$0	0	$0	1	$976 million
Raffaele Zingone, CFA**	0	$0	0	$0	2	$2.82 billion

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	The information provided is as of December 31, 2016.

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Investors Should Retain this Supplement for Future Reference

March 15, 2017